John Hancock

Tax-Advantaged Dividend Income Fund

Quarterly portfolio holdings 7/31/19

Fund’s investments

As of 7-31-19 (unaudited)

	Shares	Value
Common stocks 76.0% (52.0% of Total investments)		$699,021,794
(Cost $456,618,031)
Communication services 3.6%
Diversified telecommunication services 3.6%
AT&T, Inc. (A)	575,000	19,578,750
Verizon Communications, Inc. (A)	249,160	13,771,073
Consumer staples 0.7%
Tobacco 0.7%
Philip Morris International, Inc. (A)	78,000	6,521,580
Energy 14.6%
Oil, gas and consumable fuels 14.6%
BP PLC, ADR (B)	810,450	32,207,283
Enbridge, Inc.	347,106	11,589,869
Equitrans Midstream Corp. (A)(C)	720,000	11,944,800
Kinder Morgan, Inc.	550,000	11,341,000
ONEOK, Inc. (A)(C)	525,000	36,792,000
Royal Dutch Shell PLC, ADR, Class A (A)(C)	258,000	16,225,620
The Williams Companies, Inc. (A)(C)	580,000	14,291,200
Financials 3.3%
Banks 1.5%
PacWest Bancorp (A)(C)	338,000	13,056,940
Capital markets 1.8%
Ares Management Corp., Class A (A)(C)	570,000	16,672,500
Utilities 53.8%
Electric utilities 29.9%
Alliant Energy Corp.	390,000	19,320,600
American Electric Power Company, Inc. (A)(B)(C)	520,000	45,661,200
Avangrid, Inc.	465,000	23,505,750
Duke Energy Corp. (A)(C)	320,000	27,750,400
Entergy Corp. (A)(C)	338,000	35,699,560
Eversource Energy (A)(C)	400,000	30,344,000
FirstEnergy Corp. (A)(C)	290,000	12,751,300
OGE Energy Corp. (B)	540,000	23,193,000
Pinnacle West Capital Corp.	50,000	4,561,000
PPL Corp.	590,000	17,481,700
The Southern Company	405,000	22,761,000
Xcel Energy, Inc. (A)(C)	207,000	12,339,270
Gas utilities 0.5%
Atmos Energy Corp.	45,000	4,906,800
Independent power and renewable electricity producers 1.5%
AES Corp.	800,000	13,432,000
Multi-utilities 21.9%
Ameren Corp. (A)(B)(C)	540,000	40,872,600
Black Hills Corp.	440,000	34,826,000
CenterPoint Energy, Inc.	880,000	25,528,800
Dominion Energy, Inc. (A)(C)	400,000	29,716,000
DTE Energy Company (B)	240,000	30,506,400
National Grid PLC, ADR	252,916	13,009,999
NiSource, Inc.	770,000	22,861,300
Public Service Enterprise Group, Inc.	70,000	4,000,500

2 JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Preferred securities 57.2% (39.2% of Total investments)		$526,274,550
(Cost $502,985,771)
Communication services 3.8%		34,630,224

Diversified telecommunication services 1.9%
Qwest Corp., 6.125% (B)	730,000	17,454,300
Wireless telecommunication services 1.9%
Telephone & Data Systems, Inc., 5.875%	340,000	8,734,600
Telephone & Data Systems, Inc., 6.625%	39,768	1,045,898
Telephone & Data Systems, Inc., 6.875%	261,064	6,631,026
United States Cellular Corp., 6.950%	30,000	764,400
Energy 0.6%		5,625,900

Oil, gas and consumable fuels 0.6%
Enbridge, Inc., Series B (6.375% to 4-15-23, then 3 month LIBOR + 3.593%)	210,000	5,625,900
Financials 24.4%		224,674,306

Banks 13.0%
Bank of America Corp., 6.500%	177,178	4,597,769
BB&T Corp. (Callable 8-1-19), 5.200%	150,000	3,792,000
BB&T Corp. (Callable 9-3-19), 5.200%	480,000	12,134,400
BB&T Corp., 5.625%	606,000	15,398,460
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%)	210,854	5,990,362
JPMorgan Chase & Co., 5.450%	245,000	6,401,850
JPMorgan Chase & Co., 6.100%	510,000	13,484,400
JPMorgan Chase & Co., 6.125%	98,888	2,577,021
MB Financial, Inc., 6.000%	400,000	10,548,000
Synovus Financial Corp. (6.300% to 6-21-23, then 3 month LIBOR + 3.352%)	188,000	5,004,560
The PNC Financial Services Group, Inc., 5.375% (B)	280,000	7,145,600
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%)	40,000	1,076,800
U.S. Bancorp, 5.150% (B)	720,000	18,259,200
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)	296,000	7,997,920
Wells Fargo & Company, 6.000%	215,000	5,506,150
Capital markets 9.2%
Morgan Stanley, 6.625%	1,057,915	27,061,466
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%)	220,000	6,129,200
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%)	395,862	11,278,108
State Street Corp., 5.250%	900,000	22,761,000
State Street Corp., 6.000%	192,065	4,901,499
State Street Corp. (5.900% to 3-15-24, then 3 month LIBOR + 3.108%)	25,000	671,250
The Bank of New York Mellon Corp., 5.200%	425,000	10,820,500
The Goldman Sachs Group, Inc., 6.200%	40,312	1,007,397
Consumer finance 0.7%
Capital One Financial Corp., 6.200%	100,183	2,608,765
Capital One Financial Corp., 6.700%	136,569	3,493,435
Insurance 1.5%
Assurant, Inc., 6.500% (A)	26,400	3,084,048
Athene Holding, Ltd. (6.350% to 6-30-29, then 3 month LIBOR + 4.253%)	355,787	9,720,102
Prudential Financial, Inc., 5.750%	47,460	1,223,044
Industrials 0.4%		3,504,943

Machinery 0.4%
Stanley Black & Decker, Inc., 5.750%	135,326	3,504,943

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND 3

	Shares	Value
Real estate 2.4%		$21,900,000

Equity real estate investment trusts 2.4%
American Homes 4 Rent, Series D, 6.500%	30,000	826,500
Crown Castle International Corp., 6.875% (A)	17,500	21,073,500
Utilities 25.6%		235,939,177

Electric utilities 11.9%
Duke Energy Corp., 5.125%	221,008	5,602,553
Duke Energy Corp., 5.750%	200,000	5,530,000
Interstate Power & Light Company, 5.100% (B)	1,302,023	33,631,254
NextEra Energy Capital Holdings, Inc., 5.000% (A)(C)	110,000	2,779,700
NextEra Energy, Inc., 6.123% (A)	106,000	7,003,420
PPL Capital Funding, Inc., 5.900%	1,013,052	25,832,826
SCE Trust II, 5.100%	1,157,500	27,154,950
The Southern Company, 6.250%	80,000	2,102,400
Gas utilities 1.9%
South Jersey Industries, Inc., 7.250% (A)	220,200	11,800,518
Spire, Inc., 5.900%	219,650	6,066,733
Multi-utilities 11.5%
Algonquin Power & Utilities Corp. (6.200% to 7-1-24, then 3 month LIBOR + 4.010%)	200,000	5,360,000
Algonquin Power & Utilities Corp. (6.875% to 10-17-23, then 3 month LIBOR + 3.677%)	479,050	13,250,523
CenterPoint Energy, Inc., 7.000% (A)	478,000	24,430,580
Dominion Energy, Inc., 7.250% (A)	281,000	28,237,690
DTE Energy Company, 5.250% (B)	166,933	4,250,114
Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%)	210,000	5,523,000
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	250,000	6,865,000
Sempra Energy, 5.750%	45,000	1,183,050
Sempra Energy, 6.000% (A)	64,600	7,180,936
Sempra Energy, 6.750% (A)	83,400	9,294,930
Water utilities 0.3%
Aqua America, Inc., 6.000% (A)	50,000	2,859,000

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 12.4% (8.5% of Total investments)				$114,637,784
(Cost $111,612,155)
Consumer discretionary 1.1%				10,334,576

Automobiles 1.1%
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (A)(C)(D)	6.500	09-30-28	10,600,000	10,334,576
Financials 9.1%				84,240,215

Banks 8.3%
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) (A)(C)(D)	5.875	03-15-28	8,500,000	9,047,825
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) (A)(D)	7.375	08-19-25	13,000,000	14,397,500
Citizens Financial Group, Inc. (6.000% to 7-6-23, then 3 month LIBOR + 3.003%) (A)(D)	6.000	07-06-23	13,000,000	13,195,000
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month LIBOR + 3.157%) (A)(D)	6.375	04-06-24	10,500,000	10,882,830
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year U.S. ISDAFIX + 3.606%) (A)(D)	6.500	03-23-28	2,500,000	2,606,250
Huntington Bancshares, Inc. (5.700% to 4-15-23, then 3 month LIBOR + 2.880%) (A)(D)	5.700	04-15-23	3,000,000	3,026,250
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (A)(D)	7.500	06-27-24	11,500,000	12,053,725

4 JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
The Royal Bank of Scotland Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap Rate + 5.720%) (A)(B)(C)(D)	8.000	08-10-25	8,624,000	$9,238,460
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (A)(D)	5.900	06-15-24	2,000,000	2,122,500
Capital markets 0.7%
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (A)(D)(E)	7.500	07-17-23	6,214,000	6,602,375
Insurance 0.1%
MetLife, Inc. (5.875% to 3-15-28, then 3 month LIBOR + 2.959%) (A)(D)	5.875	03-15-28	1,000,000	1,067,500
Utilities 2.2%				20,062,993

Electric utilities 0.5%
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (A)(D)	6.250	02-01-22	4,750,000	4,874,688
Multi-utilities 1.7%
CenterPoint Energy, Inc. (6.125% to 9-1-23, then 3 month LIBOR + 3.270%) (A)(C)(D)	6.125	09-01-23	10,750,000	11,209,025
NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) (A)(D)	5.650	06-15-23	4,000,000	3,979,280

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.5% (0.3% of Total investments)				$4,367,000
(Cost $4,367,000)
U.S. Government Agency 0.1%				697,000

Federal Agricultural Mortgage Corp. Discount Note	2.150	08-01-19	206,000	206,000
Federal Home Loan Bank Discount Note	2.149	08-01-19	491,000	491,000

			Par value^	Value
Repurchase agreement 0.4%				3,670,000

Repurchase Agreement with State Street Corp. dated 7-31-19 at 1.300% to be repurchased at $3,670,133 on 8-1-19, collateralized by $3,710,000 U.S. Treasury Notes, 2.500% due 12-31-20 (valued at $3,746,339, including interest)			3,670,000	3,670,000
Total investments (Cost $1,075,582,957) 146.1%				$1,344,301,128
Other assets and liabilities, net (46.1%)				(424,156,979)
Total net assets 100.0%				$920,144,149

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.

^All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend

ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(A)

All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 7-31-19 was $500,728,866. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $261,612,849.

(B)	All or a portion of this security is segregated as collateral for options. Total collateral value at 7-31-19 was $106,578,865.
(C)	All or a portion of this security is on loan as of 7-31-19, and is a component of the fund’s leverage under the Liquidity Agreement.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The fund had the following country composition as a percentage of total investments on 7-31-19:

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND 5

United States	88.7%
United Kingdom	5.2%
Canada	2.7%
Netherlands	1.2%
France	1.0%
Other countries	1.2%
TOTAL	100.0%

6 JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	980	Short	Sep 2019	$(122,704,605)	$(124,873,438)	$(2,168,833)
						$(2,168,833)

^	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

WRITTEN OPTIONS

Options on index

Counterparty (OTC)/ Exchange-traded	Name of issuer	Exercise price		Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	NASDAQ 100 Index	USD	7,875.00	Aug 2019	8	800	$99,994	$(77,960)
Exchange-traded	Philadelphia Stock Exchange Utility Sector Index	USD	780.00	Aug 2019	86	8,600	51,536	(21,500)
Exchange-traded	Russell 2000 Index	USD	1,570.00	Aug 2019	65	6,500	149,448	(187,524)
Exchange-traded	S&P 100 Index	USD	1,325.00	Aug 2019	75	7,500	99,691	(75,750)
Exchange-traded	S&P 100 Index	USD	1,410.00	Sep 2019	297	29,700	74,016	(22,275)
Exchange-traded	S&P 500 Index	USD	3,050.00	Aug 2019	37	3,700	37,341	(833)
Exchange-traded	S&P 500 Index	USD	3,075.00	Aug 2019	37	3,700	29,571	(1,388)
Exchange-traded	S&P 500 Index	USD	3,130.00	Aug 2019	25	2,500	13,730	(500)
Exchange-traded	S&P 500 Index	USD	3,130.00	Aug 2019	89	8,900	23,529	(1,558)
Exchange-traded	S&P 500 Index	USD	3,030.00	Aug 2019	37	3,700	52,141	(34,040)
Exchange-traded	S&P 500 Index	USD	3,090.00	Aug 2019	116	11,600	74,148	(62,640)
							$705,145	$(485,968)

SWAPS

Interest rate swaps

Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	107,000,000	USD	Fixed 2.136%	USD 3 Month LIBOR BBA(a)	Semi Annual	Quarterly	Oct 2022	—	$(1,589,475)	$(1,589,475)
								—	$(1,589,475)	$(1,589,475)

(a)	At 7-31-19, the 3 month LIBOR was 2.266%

Derivatives Currency Abbreviations

USD	U.S. Dollar

Derivatives Abbreviations

BBA	The British Banker’s Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND 7

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mid-price of the last quoted bid and ask prices from the primary exchange where the option trades. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at the last traded price on the exchange on which they trade.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of July 31, 2019, by major security category or type:

	Total value at 7-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks	$699,021,794	$699,021,794	—	—
Preferred securities
Communication services	34,630,224	34,630,224	—	—
Energy	5,625,900	5,625,900	—	—
Financials	224,674,306	214,126,306	$10,548,000	—
Industrials	3,504,943	3,504,943	—	—
Real estate	21,900,000	826,500	21,073,500	—
Utilities	235,939,177	230,416,177	5,523,000	—
Corporate bonds	114,637,784	—	114,637,784	—
Short-term investments	4,367,000	—	4,367,000	—
Total investments in securities	$1,344,301,128	$1,188,151,844	$156,149,284	—
Derivatives:
Liabilities
Futures	$(2,168,833)	$(2,168,833)	—	—
Written options	(485,968)	(485,968)	—	—
Swap contracts	(1,589,475)	—	$(1,589,475)	—

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.

8

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Computershare
P.O. Box 30170
College Station, TX 77842-3170

Phone	Customer service representatives	800-852-0218
	Portfolio commentary	800-344-7054
	24-hour automated information	800-843-0090
	TDD line	800-231-5469

This report is for the information of the shareholders of John Hancock Tax-Advantaged Dividend Income Fund.	P13Q3 07/19 9/19